Stock-based compensation - Performance and deferred stock unit plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	411,382	319,688
Granted (in shares)	259,512	204,303
Vested/ redeemed (in shares)	(115,346)	(61,935)
Forfeited (in shares)	(37,213)	(50,674)
Ending balance (in shares)	518,335	411,382
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 22.57	$ 19.32
Granted (in CAD per share)	22.29	26.32
Vested (in CAD per share)	21.98	20.14
Forfeited (in CAD per share)	23.87	20.14
Outstanding, end of period (in CAD per share)	$ 22.47	$ 22.57
Performance restricted share units (PSUs) | Restricted share unit plan
Number of units
Vested/ redeemed (in shares)	(115,346)	(61,935)
Deferred stock units (DSUs) | Deferred stock unit plan
Number of units
Beginning balance (in shares)	801,581	765,636
Granted (in shares)	31,558	35,945
Vested/ redeemed (in shares)	0	0
Ending balance (in shares)	833,139	801,581
Restricted share units (RSUs) | Restricted share unit plan
Number of units
Beginning balance (in shares)	529,486	465,306
Granted (in shares)	245,149	201,389
Vested/ redeemed (in shares)	(161,729)	(120,109)
Forfeited (in shares)	(40,627)	(17,100)
Ending balance (in shares)	572,279	529,486
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 24.86	$ 23.04
Granted (in CAD per share)	20.90	26.60
Vested (in CAD per share)	21.88	20.14
Forfeited (in CAD per share)	26.10	27.70
Outstanding, end of period (in CAD per share)	$ 25.78	$ 24.86